OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2021	2020

Accrued expenses	$7,405	$4,920
Deferred revenues from IIA	282	-
Government authorities	2,592	3,723
Foreign currency derivative contracts	78	3,237
Holdback and contingent earnout	834	837
Provision for returns	233	290
Advances from customers	-	7
Others	190	147

	$11,614	$13,161